VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Movement in Property, Plant and Equipment [Roll Forward]
Depreciation	$ (46,853)	$ (45,470)
Vessels and Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, beginning balance	2,679,547
Accumulated depreciation beginning balance	(273,091)
Vessels and equipment, net, beginning balance	2,406,456
Additions	5,726
Depreciation	(46,409)
Cost, ending balance	2,685,273
Accumulated depreciation ending balance	(319,500)
Vessels and equipment, net, ending balance	$ 2,365,773